Document and Entity Information	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 05, 2022
Entity Registrant Name	GOODYEAR TIRE & RUBBER CO /OH/
Entity Incorporation, State or Country Code	OH
Entity File Number	1-1927
Entity Tax Identification Number	34-0253240
Entity Address, Address Line One	200 Innovation Way
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44316-0001
City Area Code	330
Local Phone Number	796-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	GT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 2, 2022, The Goodyear Tire & Rubber Company (the “Company”) filed a Current Report on Form 8-K announcing the election of Norma B. Clayton to its Board of Directors. At that time, Ms. Clayton had not yet been appointed to any committees of the Board of Directors. The Company is filing this Item 5.02 information to provide Ms. Clayton’s committee assignments.
Entity Central Index Key	0000042582